OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER NON-CURRENT ASSETS [Abstract]
Deferred Finance Costs	$ 4,938,000	$ 490,000
Total	4,938,000	490,000
Revolving credit facility	430,000,000
Credit Facility Cost	$ (6,139,000)	$ 0	$ 0